OTHER PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Apr. 30, 2026
Payables and Accruals [Abstract]
OTHER PAYABLE AND ACCRUED LIABILITIES

NOTE 7 – OTHER PAYABLE AND ACCRUED LIABILITIES

Other payable and accrued liabilities consist of the following:

	April 30, 2026	October 31, 2025
	(Unaudited)	(Audited)

Other payable	$12,000	$–
Salaries payable	14,386	6,113
Total	$26,386	$6,113